EQUITY: (Details) $ in Thousands	1 Months Ended
	Jun. 30, 2018 USD ($) Number	Mar. 31, 2018 USD ($) Number	Feb. 28, 2018 USD ($) Number	Jan. 31, 2018 USD ($) Number
Stock Option 1 [Member]
Number of options granted				135,000
Exercise price per option				5.19
Fair value on grant date | $				$ 389
Expiration date				2025-01
Vesting conditions

Will vest over a three-year period, with one third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in eight equal quarterly tranches, subsequent to the first year from the grant date.

Stock Option 2 [Member]
Number of options granted			865,000
Fair value on grant date | $			$ 2,089
Expiration date			2025-02
Vesting conditions

Will vest over a three-year period, with one third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in eight equal quarterly tranches, subsequent to the first year from the grant date.

Stock Option 2 [Member] | Maximum [Member]
Exercise price per option			6.67
Stock Option 2 [Member] | Minimum [Member]
Exercise price per option			6.10
Stock Option 3 [Member]
Number of options granted		75,000
Fair value on grant date | $		$ 209
Expiration date		2025-03
Vesting conditions

Will vest over a three-year period, with one third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in eight equal quarterly tranches, subsequent to the first year from the grant date.

Stock Option 3 [Member] | Maximum [Member]
Exercise price per option		6.45
Stock Option 3 [Member] | Minimum [Member]
Exercise price per option		6.40
Stock Option 4 [Member]
Number of options granted	220,000
Exercise price per option	4.44
Fair value on grant date | $	$ 387
Expiration date	2025-06
Vesting conditions

Will vest over a three-year period, with one third of the options vesting at the end of the first year from the date of grant, and the remaining vesting in eight equal quarterly tranches, subsequent to the first year from the grant date.